Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

4. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$297,536	$—	$—	$297,536
	$297,536	$—	$—	$297,536
Liabilities:
Contingent earn-out liability	$—	$—	$20,809	$20,809
Contingently issuable common stock liability	—	—	5,264	5,264
Public Warrant liability	—	—	11,030	11,030
	$—	$—	$37,103	$37,103

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liability	$—	$—	$1	$1
Derivative liability	—	—	1,000	1,000
	$—	$—	$1,001	$1,001

As of December 31, 2021, money market funds are included in cash and cash equivalents on the consolidated balance sheets.

The Company may also value its non-financial assets and liabilities, including items such as inventories and property and equipment, at fair value on a non-recurring basis if it is determined that impairment has occurred. Such fair value measurements use significant unobservable inputs and are classified as Level 3. The Company recorded $1.6 million in write-offs of inventory of Edge units during the year ended December 31, 2021 as the Company is no longer selling this product. The Company recorded $1.9 million of loss from impairment of property and equipment for the year ended December 31, 2021. This related to Edge units and Express prototype units that were removed from service and retired. The Company is transitioning its domestic customers from the Legacy Edge units to its most current Evolv Express units, which resulted in an impairment of the remaining economic value of such assets. There was no impairment recognized for the year ended December 31, 2020.

During the years ended December 31, 2021 and 2020, respectively, there were no transfers between Level 1, Level 2 and Level 3.

Valuation of Common Stock Warrant

The warrant liability is related to the warrants (the “Warrants”) to purchase shares of Legacy Evolv’s common stock (see Note 11).

The Company used the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the warrant liability. Key estimates and assumptions impacting the fair value measurement include (1) the fair value per share of the underlying shares of applicable series of stock issuable upon exercise of the Warrants, (2) the remaining contractual term of the Warrants, (3) the risk-free interest rate, (4) the expected dividend yield and (5) expected volatility of the price of the underlying applicable common stock. The Company estimated the fair value per share of the underlying applicable series of stock based, in part, on the results of third-party valuations and additional factors deemed relevant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the Warrant. The Company estimated a zero expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. As the Company was a private company up until the closing of the Merger and lacked company-specific historical and implied volatility information of its stock, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining contractual term of the Warrant.

The following table provides a rollforward of the common stock warrant liability (in thousands):

Balance at December 31, 2020	$1
Change in fair value	879
Conversion of common stock warrant to common stock upon the closing of the Merger	(880)
Balance at December 31, 2021	$—

Valuation of Derivative Liability Related to Convertible Notes

In September and December 2020, the Company entered into a Convertible Note Purchase Agreement (the “2020 Convertible Notes”) (see Note 9). The 2020 Convertible Notes provided a conversion option whereby upon the closing of a specified financing event the Convertible Notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share of the securities paid by the other investors. This conversion option was determined to be an embedded derivative and was required to be bifurcated and accounted for separately from the 2020 Convertible Notes. The fair value of the derivative liability was determined based on inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

Upon the closing of the 2020 Convertible Notes, management determined that the probability of completing the specified financing event was 100%; thus, the value of the automatic conversion option was deemed to be 20% of the fair value of the capital stock to be issued upon conversion of the 2020 Convertible Notes, or $1.0 million. This amount represented the fair value of the embedded derivative at issuance.

In January and February 2021, the Company entered into a Convertible Note Purchase Agreement (the “2021 Convertible Notes”) (see Note 9). The 2021 Convertible Notes provided a conversion option whereby upon the closing of a specified financing event, the 2021 Convertible Notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to lower of 80% of the price per share of the securities paid by the other investors or price per share at which shares are issued and sold in connection with the conversion or cancellation of convertible notes (other than the 2021 Convertible Notes) or simple agreements for future equity (“SAFEs”) of the Company in such Qualified

Financing. This conversion option was determined to be an embedded derivative and was required to be bifurcated and accounted for separately from the 2021 Convertible Notes. The fair value of the derivative liability was determined based on inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

Upon the closing of the 2021 Convertible Notes, management determined that the probability of completing the specified financing event was 80%; thus, the value of the automatic conversion option was deemed to be 20% of the fair value of the capital stock to be issued upon conversion of the 2021 Convertible Notes, or $7.0 million. This amount represented the fair value of the embedded derivative at issuance. At the closing of the Merger, the fair value of the derivative liability was $9.2 million. On June 21, 2021, the Company modified the 2021 Convertible Notes to grant the holders an additional 1,000,000 shares of NHIC common stock as further consideration upon the automatic conversion of the notes upon closing of the Merger. The modification of the 2021 Convertible Notes resulted in the recognition of an additional $9.8 million derivative liability for the fair value of the 1,000,000 NHIC shares as of June 21, 2021 (see Note 9). Prior to the closing of the Merger, the change in fair value of the derivative liability was $0.5 million.

The following table provides a rollforward of the derivative liability (in thousands):

Balance at December 31, 2020	$1,000
Initial fair value of the embedded derivative	16,986
Change in fair value	1,745
Settlement of derivative liability upon the closing of the Merger	(19,731)
Balance at December 31, 2021	$—

Valuation of Contingent Earn-out

Pursuant to the Merger Agreement, the Legacy Evolv shareholders, immediately prior to the Merger, were entitled to receive additional shares of the Company’s common stock upon the Company achieving certain milestones as described in Note 2. The Company’s contingent earn-out shares were recorded at fair value as contingent earn-out liability on the closing of the Merger and are remeasured at each reporting period. As of December 31, 2021, no milestones have been achieved.

The estimated fair value of the initial contingent earn-out is determined using a Monte Carlo analysis in order to simulate the future path of the Company’s stock price over the earn-out period. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimated value. As of December 31, 2021, the contingent earn-out was revalued using a similar Monte Carlo analysis. The significant assumptions to the model as of the Merger Date were as follows: 30% of expected stock price volatility, a drift rate of 0.8%, 0% change in control and an expected term of 5 years. The significant assumptions to the model as of December 31, 2021 were as follows: 55% of expected stock price volatility, a drift rate of 1.2%, 25% of change in control and an expected term of 4.5 years.

The following table provides a rollforward of the contingent earn-out liability (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	67,021
Change in fair value	(46,212)
Balance at December 31, 2021	$20,809

Valuation of Contingently Issuable Common Stock

Prior to the Merger, certain NHIC shareholders owned 4,312,500 Founder Shares. 1,897,500 shares vested at the closing of the Merger, 517,500 shares were transferred back to NHIC and then contributed to Give Evolv LLC and the remaining 1,897,500 outstanding shares shall vest upon the Company achieving certain milestones (see Note 2). The Company’s contingently issuable common stock was recorded at fair value as contingent shares on the closing of the Merger and will be remeasured at each reporting period. As of December 31, 2021, no milestones have been achieved.

The estimated fair value of the initial contingently issued common shares are determined using a Monte Carlo analysis in order to simulate the future path of the Company’s stock price over the vesting period. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimated value. As of December 31, 2021, the contingently issuable common shares were revalued using a similar Monte Carlo analysis. The significant assumptions to the model as of the Merger Date were as follows: 30% of expected stock price volatility, a drift rate of 0.8%, 0% change in control and an expected term of 5 years. The significant assumptions to the model as of December 31, 2021 were as follows: 55% of expected stock price volatility, a drift rate of 1.2%, 25% of change in control and an expected term of 4.5 years.

The following table provides a rollforward of the contingently issuable common shares (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	11,670
Change in fair value	(6,406)
Balance at December 31, 2021	$5,264

Valuation of Public Warrant Liability

Upon the closing of the Merger, the Company assumed the Public Warrants to purchase shares of the Company’s common stock (see Note 11). The Public Warrants are publicly traded and the initial fair value of the public warrants were based on the closing price as reported by Nasdaq on the date of the Merger and remeasured at each reporting period.

The following table provides a rollforward of the public warrant liability (in thousands):

Balance at December 31, 2020	$—
Initial fair value of the instrument	23,636
Change in fair value	(12,606)
Balance at December 31, 2021	$11,030